SCHEDULE OF INVESTMENTS

Ivy Securian Core Bond Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 3.550%, 1-15-30 (A)	$4,868	$4,261
Air Canada Enhanced Equipment Trust, Series 2020-2, Class A, 5.250%, 4-1-29 (A)	3,000	3,205
American Airlines Class B Pass-Through Certificates, Series 2016-3, 3.750%, 10-15-25	3,829	2,876
American Airlines, Inc. Pass-Through Certificates, Series 2013-1, Class B, 5.625%, 1-15-21 (A)	1,848	1,845
American Airlines, Inc. Pass-Through Certificates, Series 2017-1, Class B, 4.950%, 2-15-25	994	840
AmeriCredit Automobile Receivables Trust, Series 2016-4, 2.740%, 12-8-22	2,500	2,524
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.710%, 8-18-22	2,994	3,012
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C, 3.590%, 6-18-24	6,660	6,972
Bank of the West Auto Trust, Series 2017-1, Class D, 3.210%, 4-15-25 (A)	4,500	4,598
British Airways Pass-Through Trust, Series 2019-1A, 3.350%, 6-15-29 (A)	3,117	2,954
British Airways Pass-Through Trust, Series 2020-1A, 4.250%, 11-15-32 (A)	2,325	2,488

British Airways Pass-Through Trust, Series 2020-1B, 8.375%, 11-15-28 (A)	1,000	1,108
CarMax Auto Owner Trust, Series 2018-1, Class C, 2.950%, 11-15-23	3,700	3,820
Chesapeake Funding II LLC, Series 2017-2A, Class D, 3.710%, 5-15-29 (A)	2,150	2,161
Chesapeake Funding II LLC, Series 2017-3, Class D, 3.380%, 8-15-29 (A)	2,500	2,519
Chesapeake Funding II LLC, Series 2017-4A, Class D, 3.260%, 11-15-29 (A)	3,375	3,422
Chesapeake Funding II LLC, Series 2018-1, Class C, 3.570%, 4-15-30 (A)	3,100	3,164
CommonBond Student Loan Trust, Series 2017-BGS, Class C:
4.440%, 9-25-42 (A)	104	109
2.540%, 1-25-47 (A)	6,462	6,624
CVS Caremark Corp. Pass-Through Trust:
6.036%, 12-10-28	7,201	8,364
6.943%, 1-10-30	3,103	3,709
Delta Air Lines, Inc. Pass-Through Certificates, Series 2015-1, Class B, 4.250%, 7-30-23	1,714	1,752
Delta Air Lines, Inc. Pass-Through Certificates, Series 2020A, Class B, 2.500%, 6-10-28	4,774	4,533
Drive Auto Receivables Trust, Series 2017-3, Class D, 3.530%, 12-15-23 (A)	762	773
Drive Auto Receivables Trust, Series 2018-5, Class C, 3.990%, 1-15-25	11,250	11,511

Earnest Student Loan Program LLC, Series 2016-B, Class A2, 3.020%, 5-25-34 (A)	415	417
Earnest Student Loan Program LLC, Series 2017-A, Class B, 3.590%, 1-25-41 (A)	472	478
Exeter Automobile Receivables Trust, Series 2016-2, Class D, 8.250%, 4-17-23 (A)	5,485	5,501
Flagship Credit Auto Trust, Series 2016-1, Class D, 8.590%, 5-15-23 (A)	4,200	4,232
GM Financial Securitized Term Auto Receivables Trust, Series 2018-1, Class C, 2.770%, 7-17-23	1,400	1,424
Hawaiian Airlines, Inc. Pass-Through Certificates, Series 2013-1, Class B, 4.950%, 1-15-22	3,991	3,638
Hyundai Auto Receivables Trust, Series 2016-B, Class D, 2.680%, 9-15-23	2,520	2,529
Invitation Homes Trust, Series 2018-SFR2 (1-Month U.S. LIBOR plus 128 bps), 1.439%, 6-17-37 (A)(B)	4,000	3,988
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614%, 2-10-32 (A)	4,000	4,145
Progress Residential Trust, Series 2017-SFR1, Class D, 3.565%, 8-17-34 (A)	2,750	2,782
Progress Residential Trust, Series 2018-SFR1, 3.684%, 3-17-35 (A)	4,500	4,507

Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3, 0.460%, 8-15-24 (A)	2,000	2,002
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class B, 0.770%, 12-15-25 (A)	3,250	3,267
SoFi Professional Loan Program LLC, Series 2017-F, Class A-2FX, 2.840%, 1-25-41 (A)	3,916	4,003
SoFi Professional Loan Program LLC, Series 2018-A, Class A-2B, 2.950%, 2-25-42 (A)	3,076	3,141
U.S. Airways, Inc. Pass-Through Certificates, Series 2012-2, Class B, 6.750%, 6-3-21	3,931	3,822
U.S. Airways, Inc., Series 2013-1, Class B, 5.375%, 11-15-21	1,244	1,185
United Airlines Pass-Through Certificates, Series 2014-1B, 4.750%, 4-11-22	1,932	1,939
United Airlines Pass-Through Certificates, Series 2014-2B, 4.625%, 9-3-22	2,845	2,863
United Airlines Pass-Through Certificates, Series 2016-1, Class B, 3.650%, 1-7-26	3,536	3,468
United Airlines Pass-Through Certificates, Series 2019-2, Class B, 3.500%, 5-1-28	3,073	2,871
United Airlines Pass-Through Certificates, Series 2020-1A, 5.875%, 10-15-27	7,500	8,102
Volvo Financial Equipment Trust, Series 2018-1, Class C, 3.060%, 12-15-25 (A)	2,600	2,635

Westlake Automobile Receivables Trust, Series 2017-2, Class E, 4.630%, 7-15-24 (A)	5,995	6,022

TOTAL ASSET-BACKED SECURITIES – 13.5%		$168,105
(Cost: $168,440)

CORPORATE DEBT SECURITIES
Communication Services

Cable & Satellite – 1.1%
CCO Holdings LLC and CCO Holdings Capital Corp., 4.500%, 5-1-32(A)	7,500	8,008
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal), 3.300%, 4-1-27	4,620	5,254
		13,262
Integrated Telecommunication Services – 1.6%
AT&T, Inc.:
2.300%, 6-1-27	3,100	3,304
3.650%, 6-1-51	3,100	3,240
3.550%, 9-15-55(A)	9,512	9,462
Verizon Communications, Inc. (3-Month U.S. LIBOR plus 110 bps), 1.321%, 5-15-25(B)	3,925	4,030
		20,036
Movies & Entertainment – 0.6%
Walt Disney Co. (The), 3.600%, 1-13-51	6,500	7,875

Wireless Telecommunication Service – 0.2%
Crown Castle Towers LLC, 4.241%, 7-15-28(A)	1,800	2,075

Total Communication Services - 3.5%		43,248
Consumer Discretionary

Automotive Retail – 0.3%
AutoZone, Inc., 3.625%, 4-15-25	3,250	3,640

Internet & Direct Marketing Retail – 0.8%
eBay, Inc., 3.800%, 3-9-22	10,000	10,374

Total Consumer Discretionary - 1.1%		14,014
Consumer Staples

Agricultural Products – 0.3%
Ingredion, Inc., 3.900%, 6-1-50	2,800	3,342

Packaged Foods & Meats – 0.2%
Bunge Ltd. Finance Corp., 1.630%, 8-17-25	2,475	2,557

Tobacco – 0.2%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.), 5.800%, 2-14-39	1,905	2,507

Total Consumer Staples - 0.7%		8,406

Energy

Integrated Oil & Gas – 0.6%
Equinor ASA (GTD by Equinor Energy AS), 3.000%, 4-6-27	6,600	7,345

Oil & Gas Exploration & Production – 0.4%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.) (3-Month U.S. LIBOR plus 277.75 bps), 3.003%, 6-1-67(B)	5,750	4,934

Oil & Gas Refining & Marketing – 1.9%
HollyFrontier Corp., 2.625%, 10-1-23	6,500	6,643
Marathon Petroleum Corp., 5.850%, 12-15-45	7,177	8,854
Phillips 66 (GTD by Phillips 66 Co.) (3-Month U.S. LIBOR plus 60 bps), 0.833%, 2-26-21(B)	1,160	1,160
Valero Energy Corp. (3-Month U.S. LIBOR plus 115 bps), 1.367%, 9-15-23(B)	6,500	6,516
		23,173
Oil & Gas Storage & Transportation – 5.3%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.):
3.375%, 2-1-23	856	893
4.950%, 12-15-24	4,051	4,520
5.950%, 6-1-26	1,496	1,769
3.400%, 2-15-31	2,000	2,086
EQT Midstream Partners L.P., 6.500%, 7-15-48	2,225	2,308
Gray Oak Pipeline LLC:
2.600%, 10-15-25(A)	3,600	3,710
3.450%, 10-15-27(A)	8,835	9,224
Kinder Morgan Energy Partners L.P., 5.800%, 3-1-21	1,306	1,317
Midwest Connector Capital Co. LLC, 3.625%, 4-1-22(A)	6,000	6,105
MPLX L.P.:
5.250%, 1-15-25	3,851	3,952
5.500%, 2-15-49	4,125	5,423
MPLX L.P. (3-Month U.S. LIBOR plus 110 bps), 1.330%, 9-9-22(B)	2,520	2,520
Rattler Midstream L.P., 5.625%, 7-15-25(A)	2,500	2,641
Sabine Pass Liquefaction LLC, 4.500%, 5-15-30(A)	3,000	3,554
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 6.850%, 2-15-40	1,265	1,488
Tennessee Gas Pipeline Co., 8.375%, 6-15-32	3,200	4,613
Western Midstream Operating L.P.:
3.950%, 6-1-25	4,630	4,723
5.250%, 2-1-50	4,500	4,950
		65,796
Total Energy - 8.2%		101,248

Financials

Asset Management & Custody Banks – 1.8%
Apollo Management Holdings L.P., 2.650%, 6-5-30(A)	4,700	4,801
Owl Rock Technology Finance Corp., 4.750%, 12-15-25(A)	2,700	2,819
Owl Rock Technology Finance Corp. and Owl Rock Technology Advisors LLC, 3.750%, 6-17-26(A)	4,750	4,775
Pine Street Trust I, 4.572%, 2-15-29	3,000	3,555
Stifel Financial Corp., 4.000%, 5-15-30	5,000	5,710
		21,660
Consumer Finance – 1.8%
Discover Bank, 3.450%, 7-27-26	3,975	4,445
Ford Motor Credit Co. LLC, 5.750%, 2-1-21	5,361	5,374
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.) (3-Month U.S. LIBOR plus 85 bps), 1.080%, 4-9-21(B)	4,100	4,102
Hyundai Capital America:
3.250%, 9-20-22(A)	3,662	3,813
2.850%, 11-1-22(A)	4,500	4,663
		22,397
Diversified Banks – 5.5%
Bank of America Corp.:
1.922%, 10-24-31	7,500	7,595
2.831%, 10-24-51	2,000	2,082
Citibank N.A. (3-Month U.S. LIBOR plus 60 bps), 0.824%, 5-20-22(B)	10,000	10,018
Citizens Bank N.A. (3-Month U.S. LIBOR plus 95 bps), 1.201%, 3-29-23(B)	10,400	10,535
Compass Bank:
3.500%, 6-11-21	2,000	2,023
3.875%, 4-10-25	6,750	7,568
HSBC Holdings plc, 3.262%, 3-13-23	3,600	3,721
Truist Financial Corp., 5.050%, 12-15-68	2,765	2,806
U.S. Bancorp:
3.000%, 7-30-29	2,700	3,014
5.300%, 12-29-49	1,675	1,884
Wells Fargo & Co.:
3.000%, 10-23-26	1,500	1,662
2.393%, 6-2-28	10,000	10,642
Wells Fargo N.A. (3-Month U.S. LIBOR plus 62 bps), 0.853%, 5-27-22(B)	5,100	5,110
		68,660
Financial Exchanges & Data – 0.5%
Intercontinental Exchange, Inc. (3-Month U.S. LIBOR plus 65 bps), 0.867%, 6-15-23(B)	5,850	5,868

Insurance Brokers – 0.4%
Brown & Brown, Inc., 2.375%, 3-15-31	4,180	4,372

Investment Banking & Brokerage – 1.0%
Charles Schwab Corp. (The), 4.625%, 12-29-49	4,200	4,273

Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 78 bps), 0.994%, 10-31-22(B)(C)	5,780	5,804
Morgan Stanley:
5.500%, 7-28-21	990	1,019
3.125%, 7-27-26	1,400	1,568
		12,664
Life & Health Insurance – 1.7%
AIG Global Funding, 0.800%, 7-7-23(A)	3,400	3,433
Equitable Financial Life Insurance Co., 1.400%, 7-7-25(A)	5,850	6,007
Teachers Insurance & Annuity Association of America, 4.270%, 5-15-47(A)	5,000	6,242
Unum Group, 5.750%, 8-15-42	4,674	5,669
		21,351
Multi-line Insurance – 0.4%
Athene Holding Ltd., 3.500%, 1-15-31	4,700	4,964

Multi-Line Insurance – 1.0%
Athene Global Funding, 2.800%, 5-26-23(A)	5,000	5,220
Kemper Corp., 2.400%, 9-30-30	7,500	7,631
		12,851
Other Diversified Financial Services – 1.8%
Jefferies Group LLC and Jefferies Group Capital Finance, Inc., 4.150%, 1-23-30	2,915	3,396
JPMorgan Chase & Co.:
1.764%, 11-19-31(C)	5,000	5,048
4.600%, 8-1-68	2,000	2,065
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 332 bps), 3.545%, 1-1-68(B)	6,975	6,852
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps), 3.684%, 4-29-49(B)	4,297	4,258
USAA Capital Corp., 2.125%, 5-1-30(A)	1,000	1,051
		22,670
Regional Banks – 1.3%
Regions Financial Corp., 3.800%, 8-14-23	2,275	2,468
SunTrust Banks, Inc. (3-Month U.S. LIBOR plus 59 bps), 0.812%, 5-17-22(B)	8,125	8,174
Synovus Financial Corp., 3.125%, 11-1-22	5,680	5,898
		16,540
Specialized Finance – 0.1%
Ashtead Capital, Inc., 4.000%, 5-1-28(A)	900	956

Total Financials - 17.3%		214,953
Health Care

Health Care Facilities – 1.0%
New York and Presbyterian Hospital (The):
2.256%, 8-1-40	7,950	7,764
2.606%, 8-1-60	1,600	1,576
NYU Hospitals Center, 4.428%, 7-1-42	2,315	2,598
		11,938

Health Care Services – 0.5%
Cigna Corp., 4.900%, 12-15-48	4,963	6,813

Health Care Supplies – 0.5%
Dentsply Sirona, Inc., 3.250%, 6-1-30	6,025	6,707

Pharmaceuticals – 0.9%
Johnson & Johnson, 2.250%, 9-1-50	4,600	4,613
Upjohn, Inc.:
2.300%, 6-22-27(A)	3,400	3,618
3.850%, 6-22-40(A)	2,430	2,739
		10,970
Total Health Care - 2.9%		36,428
Industrials

Airlines – 0.9%
Delta Air Lines, Inc., 8.021%, 8-10-22(A)	1,269	1,239
JetBlue Airways Corp.:
7.750%, 11-15-28	3,725	4,053
4.000%, 11-15-32	1,600	1,727
Spirit IP Cayman Ltd. and Spirit Loyalty Cayman Ltd. (GTD by Spirit Airlines, Inc.), 8.000%, 9-20-25(A)	2,750	3,080
U.S. Airways Group, Inc., Class A, 6.250%, 4-22-23	1,730	1,652
		11,751
Highways & Railtracks – 0.7%
Transurban Finance Co. Pty Ltd., 2.450%, 3-16-31(A)	7,700	8,073

Railroads – 0.8%
CSX Corp.:
4.750%, 11-15-48	950	1,301
4.250%, 11-1-66	4,175	5,576
Westinghouse Air Brake Technologies Corp., 3.200%, 6-15-25	3,350	3,613
		10,490
Total Industrials - 2.4%		30,314
Information Technology

IT Consulting & Other Services – 0.8%
Leidos, Inc. (GTD by Leidos Holdings, Inc.):
2.950%, 5-15-23(A)	4,665	4,908
3.625%, 5-15-25(A)	2,325	2,600
7.125%, 7-1-32	1,500	2,024
		9,532
Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.:
0.750%, 5-11-23	2,350	2,378
1.125%, 5-11-25	5,545	5,701
Dell International LLC and EMC Corp., 4.900%, 10-1-26(A)	5,000	5,903
		13,982
Total Information Technology - 1.9%		23,514
Materials

Specialty Chemicals – 0.3%
Albemarle Corp. (3-Month U.S. LIBOR plus 105 bps), 1.271%, 11-15-22(B)	3,465	3,457

Total Materials - 0.3%		3,457

Real Estate

Specialized REITs – 0.3%
American Tower Corp., 3.070%, 3-15-23(A)	3,100	3,161

Total Real Estate - 0.3%		3,161
Utilities

Electric Utilities – 5.7%
Cleco Corporate Holdings LLC, 3.743%, 5-1-26(D)	2,200	2,434
Entergy Mississippi, Inc., 3.250%, 12-1-27	2,750	3,013
Entergy Texas, Inc., 3.450%, 12-1-27	3,600	3,934
Eversource Energy, 3.800%, 12-1-23	3,550	3,886
Exelon Corp.:
4.050%, 4-15-30	2,500	2,956
4.700%, 4-15-50	3,340	4,434
Exelon Generation Co. LLC, 3.250%, 6-1-25	3,475	3,795
FirstEnergy Transmission LLC, 5.450%, 7-15-44(A)	3,871	4,905
Florida Power & Light Co., 2.850%, 4-1-25	3,155	3,433
Florida Power & Light Co. (3-Month U.S. LIBOR plus 38 bps), 0.602%, 7-28-23(B)	4,000	4,001
Indianapolis Power & Light Co., 4.700%, 9-1-45(A)	3,150	3,968
IPALCO Enterprises, Inc., 3.700%, 9-1-24	2,650	2,888
MidAmerican Energy Co., 4.250%, 7-15-49	3,500	4,691
PacifiCorp, 3.300%, 3-15-51	3,335	3,818
PPL Capital Funding, Inc. (GTD by PPL Corp.) (3-Month LIBOR plus 266.5 bps), 2.905%, 3-30-67(B)	4,972	4,288
Vistra Operations Co. LLC, 3.700%, 1-30-27(A)	6,100	6,724
Xcel Energy, Inc., 3.500%, 12-1-49	6,850	7,993
		71,161
Gas Utilities – 1.3%
AGL Capital Corp., 3.875%, 11-15-25	7,050	7,911
El Paso Natural Gas Co. LLC, 8.375%, 6-15-32(D)	2,000	2,824
Piedmont Natural Gas Co., Inc., 3.350%, 6-1-50	4,400	4,903
		15,638
Independent Power Producers & Energy Traders – 0.8%
AES Corp. (The):
3.300%, 7-15-25(A)	1,365	1,488
1.375%, 1-15-26(A)	3,730	3,762
3.950%, 7-15-30(A)	3,670	4,149
		9,399
Multi-Utilities – 2.7%
Ameren Corp., 3.500%, 1-15-31	6,775	7,787
Dominion Energy, Inc., 2.715%, 8-15-21(D)	9,000	9,111
East Ohio Gas Co. (The):
1.300%, 6-15-25(A)	3,375	3,438
3.000%, 6-15-50(A)	4,110	4,460
Pacific Gas and Electric Co.:
1.750%, 6-16-22	4,800	4,813

4.500%, 7-1-40	3,775	4,206
		33,815
Total Utilities - 10.5%		130,013

TOTAL CORPORATE DEBT SECURITIES – 49.1%		$608,756
(Cost: $571,889)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities - 4.3%
BAMLL Commercial Mortgage Securities Trust 2014-520M, Class A (Mortgage spread to 10-year U.S. Treasury index), 4.185%, 8-15-46(A)(B)	4,130	4,843
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2018-TBR, Class A (1-Month U.S. LIBOR plus 83 bps), 0.989%, 12-15-36(A)(B)	10,000	9,812
Credit Suisse Mortgage Capital Trust, Series 2014-USA, Class A-1, 3.304%, 9-15-37(A)	1,340	1,340
Credit Suisse Mortgage Capital Trust, Series 2017-HL1, Class A12 (Mortgage spread to 10-year U.S. Treasury index), 3.500%, 6-25-47(A)(B)	4,775	4,920
GS Mortgage Securities Corp. Trust, Commercial Mortgage Pass-Through Certificates, Series 2012-BWTR (Mortgage spread to 5-year U.S. Treasury index), 3.440%, 11-5-34(A)(B)	1,000	938
Hometown Commercial Trust, Commercial Mortgage-Backed Notes, Series 2007-1, 6.057%, 6-11-39(A)	6	3
Invitation Homes Trust, Series 2018-SFR1 (1-Month U.S. LIBOR plus 125 bps), 1.403%, 3-17-37(A)(B)	4,500	4,496
Invitation Homes Trust, Series 2018-SFR3, Class A (1-Month U.S. LIBOR plus 100 bps), 1.153%, 7-17-37(A)(B)	4,573	4,573
Invitation Homes Trust, Series 2018-SFR3, Class D (1-Month U.S. LIBOR plus 165 bps), 1.803%, 7-17-37(A)(B)	5,000	5,006
JPMorgan Chase Comm Mortgage Securities Corp., Comm Mortgage Pass-Through Certs, Series 2016-JP4, Class A-4 (10-Year U.S. Treasury index plus 110 bps), 3.648%, 12-15-49(B)	575	654

JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2017-JP5, Class A-5, 3.723%, 3-15-50	1,500	1,713
Mellon Residential Funding Corp., Series 1998-2, Class B-1, 6.750%, 6-25-28	1	1
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724%, 6-15-50	4,000	4,427
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5, 3.580%, 12-15-50	7,000	7,941
UBS Commercial Mortgage Trust, Series 2017-C7, Class AS (Mortgage spread to 10-year U.S. Treasury index), 4.061%, 12-15-50(B)	2,300	2,645
		53,312
Other - 0.5%
Navient Student Loan Trust, Series 2020-HA, Class A, 1.310%, 1-15-69(A)	5,725	5,783

Other Mortgage-Backed Securities - 9.9%
Agate Bay Mortgage Loan Trust 2015-6, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 3.607%, 9-25-45(A)(B)	5,463	5,646
Agate Bay Mortgage Loan Trust 2016-1, Class B1 (Mortgage spread to 7-year U.S. Treasury index), 3.748%, 12-25-45(A)(B)	6,039	5,870
Agate Bay Mortgage Loan Trust, Series 2013-1, Class B4 (Mortgage spread to 10-year U.S. Treasury index), 3.598%, 7-25-43(A)(B)	2,151	2,131
Agate Bay Mortgage Loan Trust, Series 2015-5, Class B3 (Mortgage spread to 7-year U.S. Treasury index), 3.610%, 7-25-45(A)(B)	2,476	2,518
Bear Stearns Mortgage Securities, Inc., Series 1996-6, Class B2, 8.000%, 11-25-29	26	13
Bellemeade Re Ltd., Series 2018-1A, Class M1B (1-Month U.S. LIBOR plus 160 bps), 1.748%, 4-25-28(A)(B)	2,179	2,175
CHL Mortgage Pass-Through Trust, Series 2004-J4, 5.250%, 5-25-34	45	45
Citigroup Mortgage Loan Trust, Series 2018-RP1 (3-year U.S. Treasury index plus 60 bps):
3.499%, 10-25-43(A)(B)	2,822	2,849
3.000%, 9-25-64(A)(B)	2,618	2,768

COLT Funding LLC Mortgage Loan Trust, Series 2019-3, Class A1 (Mortgage spread to 2-year U.S. Treasury index), 2.764%, 8-25-49(A)(B)	2,786	2,819
Eagle Re Ltd., Series 2020-1, Class M1B (1-Month U.S. LIBOR plus 145 bps), 1.598%, 1-25-30(A)(B)	10,721	10,584
Eagle Re Ltd., Series 2020-2, Class M1B (ICE LIBOR plus 400 bps), 4.148%, 10-25-30(A)(B)	1,750	1,775
Earnest Student Loan Program LLC, Series 2016-D, Class A2, 2.720%, 1-25-41(A)	1,866	1,882
Home Partners of America Trust, Series 2018-1, Class A (1-Month U.S. LIBOR plus 90 bps), 1.053%, 7-17-37(A)(B)	3,598	3,590
Invitation Homes Trust, Series 2018-SFR4, Class C (1-Month U.S. LIBOR plus 140 bps), 1.553%, 1-17-38(A)(B)	13,100	13,100
JPMorgan Mortgage Trust, Series 2004-A3, Class 4-A-2 (Mortgage spread to 10-year U.S. Treasury index), 3.261%, 7-25-34(B)	8	8
JPMorgan Mortgage Trust, Series 2013-2, Class B3 (Mortgage spread to 7-year U.S. Treasury index), 3.611%, 5-25-43(A)(B)	1,675	1,718
JPMorgan Mortgage Trust, Series 2013-2, Class B4 (Mortgage spread to 5-year U.S. Treasury index), 3.611%, 5-25-43(A)(B)	1,044	1,044
JPMorgan Mortgage Trust, Series 2016-3, Class B3 (Mortgage spread to 7-year U.S. Treasury index), 3.347%, 10-25-46(A)(B)	2,577	2,621
JPMorgan Mortgage Trust, Series 2017-4, Class A-13 (Mortgage spread to 10-year U.S. Treasury index), 3.500%, 11-25-48(A)(B)	6,589	6,836
Kubota Credit Owner Trust, Series 2020-2A, Class A2, 0.410%, 6-15-23(A)	5,200	5,206
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.720%, 12-15-49	320	366
Morgan Stanley Capital I Trust, Series 2012-STAR, Class B, 3.451%, 8-5-34(A)	930	925
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10 (1-Month U.S. LIBOR plus 325 bps), 3.398%, 10-15-49(A)(B)	1,000	932

Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M7 (1-Month U.S. LIBOR plus 170 bps), 1.848%, 10-15-49(A)(B)	1,146		1,114
Pearl Street Mortgage Co. Trust, Series 2018-1, Class A-3 (Mortgage spread to 2-year U.S. Treasury index), 3.500%, 2-25-48(A)(B)	1,520		1,526
Progress Residential Trust, Series 2018-SFR3, Class C, 4.178%, 10-17-35(A)	5,000		5,093
Prudential Home Mortgage Securities, Series 1994A, Class 5B (Mortgage spread to 2-year U.S. Treasury index), 6.730%, 4-28-24(A)(B)	—	*	—*
Prudential Home Mortgage Securities, Series 1994E, Class 5B (Mortgage spread to 2-year U.S. Treasury index), 7.639%, 9-28-24(A)(B)	—	*	—*
Radnor Re Ltd., Series 2020-1, Class M1B (1-Month U.S. LIBOR plus 145 bps), 1.598%, 2-25-30(A)(B)	4,650		4,599
Salomon Brothers Mortgage Securities VII, Inc., Series 1997-HUD, Class B-2 (Mortgage spread to 3-year U.S. Treasury index), 3.570%, 12-25-30(B)	741		129
Sequoia Mortgage Trust, Series 2012-5, Class B2 (Mortgage spread to 3-year U.S. Treasury index), 3.887%, 11-25-42(B)	2,586		2,644
Sequoia Mortgage Trust, Series 2015-3, Class B1 (Mortgage spread to 7-year U.S. Treasury index), 3.711%, 7-25-45(A)(B)	3,174		3,283
Shellpoint Co-Originator Trust, Series 2015-1, Class B3 (Mortgage spread to 7-year U.S. Treasury index), 3.803%, 8-25-45(A)(B)	4,271		4,392
SoFi Professional Loan Program LLC, Series 2015-D, Class A-2, 2.720%, 10-27-36	1,564		1,586
SoFi Professional Loan Program LLC, Series 2017-D, Class A-2FX, 2.650%, 9-25-40	1,872		1,929
SoFi Professional Loan Program LLC, Series 2020-C, Class A-FX, 1.950%, 2-15-46(A)	2,489		2,542
Structured Asset Mortgage Investments, Inc., Series 1998-2, Class B, 6.750%, 5-2-30	3		—*
Structured Asset Mortgage Investments, Inc., Series 1998-2, Class C, 6.750%, 5-2-30	2		—*

Towd Point Mortgage Trust, Series 2015-2, Class 2-M2 (Mortgage spread to 7-year U.S. Treasury index), 4.188%, 11-25-57(A)(B)	7,050	7,686
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11-17-39(A)	2,475	2,457
Winwater Mortgage Loan Trust 2015-B1 (Mortgage spread to 10-year U.S. Treasury index), 3.765%, 8-20-45(A)(B)	5,762	6,099
		122,500

TOTAL MORTGAGE-BACKED SECURITIES – 14.7%		$181,595
(Cost: $179,394)

MUNICIPAL BONDS - TAXABLE
Alabama – 0.4%
Muni Elec Auth of GA, Plant Vogtle Units 3 & 4 Proj M Bonds, Ser 2010A, 6.655%, 4-1-57	2,965	4,589

New York – 0.7%
Port Auth of NY & NJ Consolidated Bonds, 168th Ser, 4.926%, 10-1-51	2,690	3,752
Port Auth of NY & NJ Consolidated Bonds, Ser 174, 4.458%, 10-1-62	3,710	4,946
		8,698
Washington – 0.1%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A, 5.450%, 9-1-40	1,205	1,676

TOTAL MUNICIPAL BONDS - TAXABLE – 1.2%		$14,963
(Cost: $11,264)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations - 9.4%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 5.300%, 1-15-33	37	43
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 215 bps), 2.300%, 12-25-30(A)(B)	5,000	4,950
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 280 bps), 4.950%, 5-25-28(B)	2,906	3,022
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 330 bps), 3.450%, 10-25-27(B)	13,432	13,774

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 380 bps), 3.950%, 3-25-29(B)	3,816	3,951
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps), 4.598%, 4-25-30(B)	1,250	1,281
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 455 bps), 4.700%, 10-25-24(B)	1,164	1,194
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 515 bps), 5.300%, 11-25-28(B)	2,673	2,771
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 555 bps), 5.700%, 7-25-28(B)	5,090	5,311
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 95 bps), 1.100%, 10-25-29(B)	5,700	5,507
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 30-year U.S. Treasury index), 4.000%, 8-25-56(A)(B)	1,466	1,486
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index), 4.000%, 7-25-56(B)	5,830	5,866
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.500%, 5-25-45	1,773	1,788
3.000%, 10-25-46	531	530
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 300 bps), 3.148%, 10-25-29(B)	2,729	2,759
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 365 bps), 3.798%, 9-25-29(B)	1,764	1,806
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 430 bps), 4.448%, 2-25-25(B)	1,133	1,155
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 440 bps), 4.548%, 1-25-24(B)	2,788	2,811

Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps), 4.598%, 1-25-29(B)	3,605	3,754
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 550 bps), 5.648%, 9-25-29(B)	2,650	2,802

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
3.000%, 9-1-22	89	93
5.000%, 7-1-23	25	27
6.000%, 8-1-23	28	29
5.500%, 2-1-24	12	13
4.500%, 4-1-25	46	48
3.500%, 11-1-25	117	124
3.500%, 6-1-26	200	212
2.500%, 11-1-27	436	455
6.000%, 8-1-29	17	19
7.500%, 5-1-31	11	13
7.000%, 9-1-31	3	4
7.000%, 11-1-31	45	53
6.500%, 12-1-31	5	5
6.500%, 2-1-32	48	58
7.000%, 2-1-32	34	40
7.000%, 3-1-32	54	65
6.500%, 4-1-32	8	9
6.500%, 5-1-32	13	15
6.500%, 7-1-32	5	6
6.500%, 8-1-32	9	10
6.000%, 9-1-32	9	10
6.500%, 9-1-32	19	22
6.000%, 10-1-32	173	205
6.500%, 10-1-32	18	21
6.000%, 11-1-32	142	168
3.500%, 12-1-32	845	913
6.000%, 3-1-33	184	216
5.500%, 4-1-33	158	184
6.000%, 4-1-33	2	3
5.500%, 5-1-33	10	11
6.000%, 6-1-33	28	31
6.500%, 8-1-33	9	10
6.000%, 10-1-33	34	38
6.000%, 12-1-33	40	48
5.500%, 1-1-34	34	39
5.500%, 1-1-34	31	37
6.000%, 1-1-34	19	23
5.000%, 3-1-34	4	5
5.500%, 3-1-34	16	18
5.500%, 4-1-34	11	13
5.000%, 5-1-34	6	7
6.000%, 8-1-34	36	43
5.500%, 9-1-34	104	119
6.000%, 9-1-34	32	39
6.500%, 9-1-34	79	91
5.500%, 11-1-34	111	127
6.000%, 11-1-34	66	76
6.500%, 11-1-34	2	3
5.000%, 12-1-34	175	202
5.500%, 1-1-35	108	127
5.500%, 1-1-35	20	23
5.500%, 2-1-35	293	343
5.500%, 2-1-35	29	34
6.500%, 3-1-35	75	89
5.500%, 4-1-35	78	91
4.500%, 5-1-35	100	111
5.500%, 6-1-35	3	3
4.500%, 7-1-35	92	102
5.000%, 7-1-35	196	228
5.000%, 7-1-35	45	51
5.500%, 7-1-35	35	41
5.500%, 8-1-35	4	4
5.500%, 10-1-35	140	164
5.500%, 11-1-35	60	70
5.000%, 2-1-36	17	20
5.500%, 2-1-36	19	21
6.500%, 2-1-36	11	13
5.500%, 9-1-36	91	107
5.500%, 11-1-36	39	45
6.000%, 11-1-36	24	29
6.000%, 1-1-37	21	25
6.000%, 5-1-37	49	59
5.500%, 6-1-37	30	35
6.000%, 8-1-37	34	40
7.000%, 10-1-37	15	16
5.000%, 4-1-38	104	121

6.000%, 10-1-38	72	85
4.500%, 6-1-39	67	75
5.000%, 12-1-39	182	212
5.500%, 12-1-39	96	112
5.000%, 3-1-40	408	474
4.500%, 10-1-40	303	340
4.000%, 12-1-40	396	433
3.500%, 4-1-41	898	981
4.000%, 4-1-41	633	703
4.500%, 4-1-41	969	1,101
5.000%, 4-1-41	104	120
4.500%, 7-1-41	436	485
4.000%, 8-1-41	355	389
4.000%, 9-1-41	507	560
4.000%, 10-1-41	646	714
3.500%, 11-1-41	1,594	1,750
3.500%, 1-1-42	425	464
3.500%, 8-1-42	998	1,092
3.000%, 9-1-42	1,115	1,210
3.500%, 1-1-43	521	567
3.500%, 2-1-43	797	885
3.000%, 5-1-43	1,551	1,676
4.000%, 1-1-44	646	731
4.000%, 4-1-44	1,516	1,671
3.500%, 5-1-45	1,093	1,178
3.500%, 6-1-45	891	969
3.500%, 7-1-45	720	769
3.500%, 8-1-45	757	802
3.500%, 9-1-45	678	724
3.000%, 1-1-46	1,784	1,876
4.000%, 2-1-47	443	479
Government National Mortgage Association Agency REMIC/CMO:
0.643%, 7-16-40(E)	10	—*
0.004%, 6-17-45(E)	174	—*
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7-15-24	21	22
4.000%, 8-20-31	388	419
5.000%, 7-15-33	54	61
5.000%, 7-15-34	48	55
5.500%, 12-15-34	60	69
5.000%, 1-15-35	76	87
3.250%, 11-20-35	446	473
5.000%, 12-15-35	125	143
4.000%, 6-20-36	628	678
5.500%, 7-15-38	64	74
5.500%, 10-15-38	95	112
5.500%, 2-15-39	13	15
5.000%, 12-15-39	68	79
5.000%, 1-15-40	383	435
4.500%, 6-15-40	197	223
5.000%, 7-15-40	90	102
4.000%, 12-20-40	294	333
4.000%, 1-15-41	304	332
4.000%, 10-15-41	176	195
3.500%, 10-20-43	751	818
4.000%, 12-20-44	250	276
3.500%, 2-20-45	1,056	1,144
3.000%, 3-15-45	1,649	1,730
3.500%, 4-20-46	475	509
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 1995-1, Class 2, 7.793%, 2-15-25	5	5
U.S. Dept of Veterans Affairs, Gtd REMIC Pass-Through Certs, Vendee Mortgage Trust, Series 1995-1, Class 1 (Mortgage spread to 3-year U.S. Treasury index), 6.193%, 2-15-25(B)	24	26

Uniform Mortgage Back Security:
5.000%, 4-1-23	36		38
3.500%, 8-1-26	193		205
2.500%, 3-1-28	247		261
2.500%, 4-1-28	234		247
5.000%, 5-1-29	20		22
3.500%, 5-1-32	614		664
6.500%, 9-1-32	14		17
6.000%, 11-1-33	23		28
5.500%, 5-1-34	205		240
6.500%, 5-1-34	73		85
5.500%, 6-1-34	57		67
5.000%, 9-1-34	—	*	—*
5.500%, 9-1-34	2		2
5.500%, 10-1-34	102		119
5.500%, 7-1-35	25		29
5.000%, 8-1-35	22		26
5.500%, 10-1-35	31		37
5.000%, 11-1-35	62		72
5.000%, 12-1-35	15		18
6.500%, 7-1-36	7		8
7.000%, 12-1-37	20		24
5.500%, 3-1-38	105		123
5.500%, 2-1-39	145		169
5.000%, 11-1-39	61		71
5.000%, 1-1-40	391		454
5.000%, 4-1-40	82		94
5.000%, 8-1-40	96		110
4.000%, 10-1-40	244		269
4.000%, 11-1-40	384		434
4.500%, 1-1-41	307		345
4.000%, 2-1-41	753		832
4.000%, 3-1-41	244		274
4.500%, 3-1-41	162		182
4.500%, 4-1-41	517		581
4.000%, 6-1-41	281		315
4.000%, 8-1-41	140		154
4.000%, 11-1-41	1,740		1,897
3.000%, 8-1-42	647		703
3.500%, 8-1-42	682		746
3.000%, 1-1-43	866		943
3.000%, 2-1-43	1,086		1,187
			116,727

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 9.4%			$116,727
(Cost: $115,337)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 11.1%
U.S. Treasury Bonds:
5.375%, 2-15-31(F)	4,940		7,098
1.125%, 8-15-40	6,228		5,886
3.000%, 2-15-48	13,563		17,770
1.250%, 5-15-50(C)	4,272		3,867
1.375%, 8-15-50	2,160		2,018
U.S. Treasury Notes:
1.375%, 1-31-22	5,000		5,067
0.375%, 3-31-22	5,835		5,854
0.500%, 3-15-23	2,000		2,016
1.125%, 2-28-25	5,000		5,176
0.250%, 5-31-25	36,312		36,237
0.250%, 7-31-25	970		967
0.250%, 10-31-25	3,745		3,728
0.500%, 5-31-27	8,085		8,053
0.500%, 8-31-27	2,165		2,151
0.375%, 9-30-27	10,000		9,843
0.625%, 11-30-27	20,545		20,532
0.625%, 8-15-30(C)	1,975		1,924
			138,187

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 11.1%			$138,187
(Cost: $131,976)

SHORT-TERM SECURITIES	Shares
Money Market Funds(H) - 0.8%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.030%(G)	2,060	2,060
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	8,057	8,057
		10,117

TOTAL SHORT-TERM SECURITIES – 0.8%		$10,117
(Cost: $10,117)

TOTAL INVESTMENT SECURITIES – 99.8%		$1,238,450
(Cost: $1,188,417)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		2,637

NET ASSETS – 100.0%		$1,241,087

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020 the total value of these securities amounted to $407,055 or 32.8% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	All or a portion of securities with an aggregate value of $11,037 are on loan.

(D)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2020.

(E)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(F)	All or a portion of securities with an aggregate value of $4,095 have been pledged as collateral on open futures contracts.

(G)	Investment made with cash collateral received from securities on loan.

(H)	Rate shown is the annualized 7-day yield at December 31, 2020.

The following futures contracts were outstanding at December 31, 2020 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Ultra Treasury Note	Short	275	3-22-21	27,500	$(42,999)	$257
U.S. Treasury Ultra Long Bond	Short	62	3-22-21	6,200	(13,241)	257
U.S. 5-Year Treasury Note	Long	583	3-31-21	58,300	73,554	140
U.S. Treasury Long Bond	Long	518	3-31-21	51,800	89,711	(1,155)

					$107,025	$(501)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$168,105	$—
Corporate Debt Securities	—	608,756	—
Mortgage-Backed Securities	—	181,595	—
Municipal Bonds	—	14,963	—
United States Government Agency Obligations	—	116,727	—
United States Government Obligations	—	138,187	—
Short-Term Securities	10,117	—	—
Total	$10,117	$1,228,333	$—

Futures Contracts	$654	$—	$—

Liabilities
Futures Contracts	$1,155	$—	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,188,417

Gross unrealized appreciation	59,642

Gross unrealized depreciation	(9,609)

Net unrealized appreciation	$50,033